CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,024		$ 11,300
Accounts receivable	6		1
Related party receivable	25		25
Other current assets	1,165		828
Total current assets	2,220		12,154
Noncurrent assets
Land	380
Mineral properties	13,690		12,091
Equipment (net of accumulated depreciation of $132 and $6, respectively)	613		82
Deposits	104		80
Total noncurrent assets	14,787		12,253
Total assets	17,007		24,407
Current liabilities
Accounts payable	2,849		672
Accrued liabilities	11,758		844
Current portion of long-term debt	122,032
Tax gross-up on note payable (Note 8)	6,226
Grandhaven Option (Note 11)	4,060
Total current liabilities	146,925		1,516
Grandhaven Option (Note 11)	4,060		4,060
Total liabilities	146,925		5,576
Commitments and Contingencies (Note 16)
SHAREHOLDERS' EQUITY (DEFICIT)
Preferred stock: $0.001 par value; 100,000,000 shares authorized (increased on August 27, 2012 from 10,000,000); none outstanding		[1]		[1]
Common stock: $0.001 par value; 300,000,000 shares authorized (increased on August 27, 2012 from 100,000,000); 1,451,914 and 789,783 issued and outstanding at March 31, 2013 and 2012, respectively	1	[1],[2]
Additional paid-in capital	30,335	[1],[2]	91,997	[1]
Losses accumulated in the exploration stage	(160,254)	[1],[2]	(80,400)	[1]
Total shareholders' equity (deficit) - Prospect Global Resources Inc.	(129,918)	[1]	11,597	[1]
Non-controlling interest			7,234	[1]
Total shareholders' equity (deficit)	(129,918)	[1],[2]	18,831	[1]
Total liabilities and shareholders' equity (deficit)	$ 17,007	[1]	$ 24,407	[1]

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.